Taxation (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Components of Income Tax
Recognized in the Consolidated Statement of Profit and Loss

	2020	2019
	$’000	$’000
Taxation
Current tax on loss for the period	569	(3,457)
Adjustments to tax in respect of previous periods	4,070	(2,102)

Tax provision (benefit)	4,639	(5,559)

Schedule of Reconciliation of Income Tax Expense Benefit
Analysis of tax recognized in the Consolidated Statement of Profit and Loss

	2020	2019
	$’000	$’000
Loss before tax	(183,391)	(145,846)
Tax on loss on ordinary activities at standard CT rate (19.00%)	(34,844)	(27,711)

Expenses not deductible for tax purposes	4,142	187
Foreign tax	—	4
Additional deduction for R&D expenditure	—	(2,563)
Surrender of tax losses for R&D tax credit refund	—	1,074
Adjustments to tax in respect of previous periods	4,070	(2,102)
Deferred tax not recognised	31,271	25,552

Tax provision (benefit) for the period	4,639	(5,559)